Other Financial Assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Equity securities measured at fair value	$ 116	$ 127
Financial assets measured at amortised cost	145	117
Total other financial assets	261	244
Current	1	16	$ 20
Non-current	260	228	$ 248
Total other financial assets	261	244
Quoted equity shares [member]
Disclosure of financial assets [line items]
Equity securities measured at fair value	8	10
Unquoted equity shares [member]
Disclosure of financial assets [line items]
Equity securities measured at fair value	108	117
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Financial assets measured at amortised cost	50	43
Restricted funds [member]
Disclosure of financial assets [line items]
Financial assets measured at amortised cost	55	32
Bank accounts pledged as security [member]
Disclosure of financial assets [line items]
Financial assets measured at amortised cost	$ 40	$ 42